Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Certain investments are valued based on a three-tier fair value hierarchy. The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements. Inputs to the valuation methodology for the three levels of the fair value hierarchy are described below:

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Master Trust has the ability to access.

Level 2    Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3    Unobservable and significant to the fair value measurement.

If an asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

The level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The valuation techniques used must maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies and investment strategies for assets measured at fair value are as follows:

•Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.

•Money market funds: Valued at quoted market prices, which represent the NAV of shares held at year-end.

•Self-directed brokerage accounts: Include mutual funds, which are valued at quoted market prices representing the NAV of shares held at year-end; exchange traded funds, which are valued at the quoted market price from a national securities exchange; and cash.

•Collective investment trusts: Valued at the NAV per unit as a practical expedient. The funds offered by the Plan include ones with different saving objectives, such as growth, income, and inflation, as well as target date retirement funds. These investments are redeemable daily and settle within three days with no restrictions.

The methodologies described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan Administrator believes its valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurements as of the reporting date.
While all the investments of the participating plans are deemed part of the Master Trust, each plan does maintain a separate accounting of its share of the investments in the Master Trust.

The following table sets forth the Master Trust's investments measured at fair value as of December 31, 2025:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Company common stock	$190.4	$190.4	$—	$—
Money market funds	5.6	5.6	—	—
Self-directed brokerage accounts	137.5	137.5	—	—
Total investments in the fair value hierarchy	$333.5	$333.5	$—	$—
Collective investment trusts(1)	1,070.6
Investments at fair value	$1,404.1
(1) Investments measured at fair value using the NAV per unit as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total Master Trust investments at fair value.

The following table sets forth the Master Trust's investments measured at fair value as of December 31, 2024:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Company common stock	$215.6	$215.6	$—	$—
Money market funds	5.7	5.7	—	—
Self-directed brokerage accounts	120.0	120.0	—	—
Total investments in the fair value hierarchy	$341.3	$341.3	$—	$—
Collective investment trusts(1)	924.4
Investments at fair value	$1,265.7
(1) Investments measured at fair value using the NAV per unit as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total Master Trust investments at fair value.